Offerings	Feb. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2026 Series A
Amount Registered | shares	800,000,000
Proposed Maximum Offering Price per Unit	0.99866
Maximum Aggregate Offering Price	$ 798,928,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 110,331.96
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-286383-01) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2026 Series B
Amount Registered | shares	800,000,000
Proposed Maximum Offering Price per Unit	0.99782
Maximum Aggregate Offering Price	$ 798,256,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 110,239.15
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-286383-01) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.